GENERAL (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Aug. 01, 2020	Feb. 02, 2018
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	12,063,844	13,039,755
Elite Beverage International [Member]
Ownership percentages				100.00%
Common Stocks [Member]
Patent shares issued						20,000
Intellectual property and patent ownership shares					40,000
Impairment loss				$ 20,000
Intellectual property and patent ownership shares value					$ 20,000
Firestone and McKenzie [Member]
Common stock, par value							$ 0.0001
Common stock, shares issued							5,000,000
Shares issued							10,000,000